Financial Instruments - Credit risk exposure (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments
Cash and restricted cash	$ 54,873	$ 63,552	$ 78,274	$ 67,760
Credit risk
Financial Instruments
Cash and restricted cash	55,015
Debt securities measured at FVTOCI	10,786
Trade and other receivables	68,610
Amounts recognized in the consolidated statement of financial position	134,411
Guarantees	0
Maximum credit risk exposure	$ 134,411